Net earnings per share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Dilutive effect:
Total weighted average common shares-basic	27,513	29,605	30,101
Total weighted average common shares-diluted	28,199	30,631	31,270
Share options
Dilutive effect:
Dilutive effect	16	60	113
Restricted stock units
Dilutive effect:
Dilutive effect	670	966	1,056